ACQUISITIONS	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4. ACQUISITIONS
DCR West Rack Acquisition
On September 16, 2014, the Partnership entered into a Contribution Agreement (the “Contribution Agreement II”) with PBF LLC. Pursuant to the terms of the Contribution Agreement II, PBF LLC contributed to the Partnership all of the equity interests of Delaware City Terminaling Company II LLC (“DCT II”), which assets consisted solely of the DCR West Rack, for total consideration payable to PBF LLC of $150,000, consisting of $135,000 of cash and $15,000 of Partnership common units, or 589,536 common units. The cash consideration was funded by the Partnership from the proceeds from the sale of $30,000 in marketable securities and $105,000 in borrowings under the Revolving Credit Facility. The DCR West Rack Acquisition closed on September 30, 2014. The Partnership borrowed an additional $30,000 under the Revolving Credit Facility to repay $30,000 of its Term Loan in order to release the $30,000 in marketable securities that had collateralized the Term Loan.
Immediately following the closing of the DCR West Rack Acquisition, DCT II was merged with and into Delaware City Terminaling, a wholly-owned subsidiary of the Partnership, with all property, rights, liabilities and obligations of DCT II vesting in Delaware City Terminaling as the surviving company.
Toledo Storage Facility Acquisition
On December 2, 2014, the Partnership entered into a Contribution Agreement with PBF LLC (the “Contribution Agreement III” and together with the Contribution Agreement I and the Contribution Agreement II, the “Contribution Agreements”). Pursuant to the terms of the Contribution Agreement III, PBF LLC contributed to the Partnership all of the issued and outstanding limited liability company interests of Toledo Terminaling Company LLC (“Toledo Terminaling”), whose assets consist of a tank farm and related facilities located at PBF Energy's Toledo refinery, including a propane storage and loading facility, for total consideration payable to PBF LLC of $150,000, consisting of $135,000 of cash and $15,000 of Partnership common units, or 620,935 common units. The Toledo Storage Facility Acquisition closed on December 11, 2014. The cash consideration was funded by the Partnership from the proceeds from the sale of $30,000 in marketable securities and $105,000 in borrowings under the Revolving Credit Facility. The Partnership borrowed an additional $30,000 under its Revolving Credit Facility to repay $30,000 of its Term Loan in order to release the $30,000 in marketable securities that had collateralized the Term Loan.
Total transaction costs of approximately $1,100 associated with the DCR West Rack and Toledo Storage Facility Acquisitions were expensed and are included in general and administrative expense in the consolidated statement of operations.
After completion of the Delaware City Products Pipeline and Truck Rack Acquisition, PBF LLC owns 2,572,944 common units and 15,886,553 subordinated units, representing an aggregate 53.8% limited partner interest in PBFX.
Delaware City Products Pipeline and Truck Rack Acquisition
On May 5, 2015, the Partnership entered into a contribution agreement between the Partnership and PBF LLC (the "Contribution Agreement IV"). Pursuant to the terms of the Contribution Agreement IV, PBF LLC contributed to the Partnership all of the issued and outstanding limited liability company interests of Delaware Pipeline Company LLC (“DPC”) and Delaware City Logistics Company LLC (“DCLC”), whose assets consist of a products pipeline, truck rack and related facilities located at PBF Energy’s Delaware City refinery for total consideration payable to PBF LLC of $143,000, consisting of $112,500 of cash and $30,500 of Partnership common units, or 1,288,420 common units. The cash consideration was funded by the Partnership with $88,000 in proceeds from the Partnership’s 6.875% Senior Notes due 2023, sale of approximately $700 in marketable securities and $23,800 in borrowings under the Partnership’s Revolving Credit Facility. The Delaware City Products Pipeline and Truck Rack acquisition closed on May 15, 2015. The Partnership borrowed an additional $700 under its Revolving Credit Facility to repay $700 of its outstanding term loan in order to release the $700 in marketable securities that had collateralized the Partnership’s term loan.
The Delaware City Products Pipeline consists of a 23.4 mile, 16-inch interstate petroleum products pipeline with 125,000 bpd of capacity located at PBF Holding's Delaware City, Delaware refinery. The pipeline transports refined petroleum products from the Delaware City refinery to Sunoco Logistics Partners, L.P.’s ("Sunoco Logistics") Twin Oaks pump station at Delaware County, PA, with connections to Buckeye Partners, L.P.’s Laurel pipeline and Sunoco Logistics’ northeast pipeline systems that serve Western Pennsylvania and New York. The Delaware City Truck Rack consists of a 15-lane, 76,000 bpd capacity truck loading rack utilized to distribute gasoline and distillates. The Delaware City Products Pipeline and Delaware City Truck Rack are collectively referred to as the "Delaware City Products Pipeline and Truck Rack."
The transactions entered into after the Offering are collectively referred to as “Acquisitions from PBF.” In connection with the Acquisitions from PBF, the Partnership entered into commercial agreements with PBF Holding and a third amended and restated omnibus agreement and operational services agreement with PBF Holding. See Note 11—Related Party Transactions, for a summary of the terms of these agreements.
As the Acquisitions from PBF were considered transfers of businesses between entities under common control, the DCR West Rack was transferred at its historical carrying value of $39,279 on September 30, 2014, the Toledo Storage Facility was transferred at its historical carrying value of $54,426 on December 11, 2014 and the Delaware City Products Pipeline and Truck Rack were transferred at their historical carrying value of $15,975 on May 15, 2015. The historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of the DCR West Rack, the Toledo Storage Facility and the Delaware City Products Pipeline and Truck Rack as if it was owned by the Partnership for all periods presented. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to their respective effective dates were allocated entirely to PBF GP as if only PBF GP had rights to that net income (loss), therefore there is no retrospective adjustment to net income per unit.

The following tables present the Partnership's statement of financial position and results of operations giving effect to the Acquisitions from PBF. For the years ended December 2014, 2013 and 2012, the consolidated results of the DCR West Rack prior to the DCR West Rack acquisition are included under “DCR West Rack,” the consolidated results of the Toledo Storage Facility prior to the Toledo Storage Facility acquisition are included under “Toledo Storage Facility,” and the consolidated results of the Delaware City Products Pipeline and Truck Rack prior to the Delaware City Products Pipeline and Truck Rack Acquisition are included under “Delaware City Products Pipeline and Truck Rack”. The consolidated results of the DCR Rail Terminal and the Toledo Truck Rack are included in “Predecessor.”

	December 31, 2014
	PBF Logistics	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$14,165	$—	$14,165
Accounts receivable - affiliates	11,630	—	11,630
Prepaid expenses and other current assets	295	102	397
Total current assets	26,090	102	26,192

Property, plant and equipment, net	130,779	16,088	146,867
Marketable securities	234,930	—	234,930
Other assets, net	2,152	—	2,152
Total assets	$393,951	$16,190	$410,141

Liabilities
Current liabilities:
Accounts payable - affiliates	$3,223	$—	$3,223
Accounts payable and accrued liabilities	1,021	477	1,498
Total current liabilities	4,244	477	4,721

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total Liabilities	514,244	477	514,721

Equity
Net investment	—	15,713	15,713
Common unitholders - Public	336,369	—	336,369
Common unitholders - PBF LLC	(167,787)	—	(167,787)
Subordinated unitholders - PBF LLC	(288,875)	—	(288,875)
Total Equity	(120,293)	15,713	(104,580)
Total Liabilities and Equity	$393,951	$16,190	$410,141

	December 31, 2013
	Predecessor	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$—	$—	$—	$75	$75
Prepaid expenses and other current assets	—	—	—	101	101
Total current assets	—	—	—	176	176

Property, plant and equipment, net	29,996	17,577	38,053	16,228	101,854
Total assets	$29,996	$17,577	$38,053	$16,404	$102,030

Liabilities
Current liabilities:
Accounts payable and accrued liabilities	$499	$2,029	$696	$437	$3,661
Total current liabilities	499	2,029	696	437	3,661

Equity
Net investment	29,497	15,548	37,357	15,967	98,369
Total Liabilities and Equity	$29,996	$17,577	$38,053	$16,404	$102,030

	December 31, 2014
	PBF Logistics (a)	DCR West Rack	Toledo Storage Facility	Del City Products Pipeline and Truck Rack	Consolidated Results

Revenue:
Affiliate	$49,830	$—	$—	$9,573	$59,403
Third-party	—	—	—	—	—
Total revenues	49,830	—	—	9,573	59,403

Costs and expenses:
Operating and maintenance expenses	11,710	2,305	8,349	3,851	26,215
General and administrative expenses	7,527	111	128	435	8,201
Depreciation and amortization	1,815	263	1,653	742	4,473
Total costs and expenses	21,052	2,679	10,130	5,028	38,889

Income (loss) from operations	28,778	(2,679)	(10,130)	4,545	20,514

Other income (expense):
Interest expense, net and other financing costs	(2,312)	—	—	5	(2,307)
Amortization of loan fees	(365)	—	—	—	(365)
Net Income (loss)	26,101	(2,679)	(10,130)	4,550	17,842
Less: Predecessor income prior to initial public offering on May 14, 2014	(3,863)	(2,679)	(10,130)	4,550	(12,122)
Limited partners' interest in net income subsequent to initial public offering	$29,964	$—	$—	$—	$29,964

(a)
The information presented includes the results of operations of PBF MLP Predecessor for periods presented through May 13, 2014 and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.

	Year ended December 31, 2013
	Predecessor	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenue:
Affiliate	$—	$—	$—	$5,073	$5,073
Third-party	—	—	—	3,440	3,440
Total revenues	—	—	—	8,513	8,513

Costs and expenses:
Operating and maintenance expenses	6,024	—	7,887	3,494	17,405
General and administrative expenses	1,834	78	112	428	2,452
Depreciation and amortization	1,032	—	1,334	705	3,071
Total costs and expenses	8,890	78	9,333	4,627	22,928

Income (loss) from operations	(8,890)	(78)	(9,333)	3,886	(14,415)

Other income (expense):
Interest expense, net and other financing costs	—	—	—	13	13
Amortization of loan fees	—	—	—	—	—
Net Income (loss)	(8,890)	(78)	(9,333)	3,899	(14,402)
Less: Net income attributable to Predecessor	(8,890)	(78)	(9,333)	3,899	(14,402)
Limited partners' interest in net income attributable to the Partnership	$—	$—	$—	$—	$—

	Year ended December 31, 2012
	Predecessor	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenue:
Affiliate	$—	$—	$—	$—	$—
Third-party	—	—	—	7,300	7,300
Total revenues	—	—	—	7,300	7,300

Costs and expenses:
Operating and maintenance expenses	21	—	7,537	3,233	10,791
General and administrative expenses	569	—	96	635	1,300
Depreciation and amortization	—	—	944	680	1,624
Total costs and expenses	590	—	8,577	4,548	13,715

Income (loss) from operations	(590)	—	(8,577)	2,752	(6,415)

Other income (expense):
Interest expense, net and other financing costs	—	—	—	—	—
Amortization of loan fees	—	—	—	—	—
Net Income (loss)	(590)	—	(8,577)	2,752	(6,415)
Less: Net income attributable to Predecessor	(590)	—	(8,577)	2,752	(6,415)
Limited partners' interest in net income attributable to the Partnership	$—	$—	$—	$—	$—